Property, plant and equipment - Operating leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Operating lease commitments	€ 34	€ 38	€ 34
Plant and machinery
Property, plant and equipment
Operating lease commitments	5	5	5
Land and buildings
Property, plant and equipment
Operating lease commitments	19	24	21
Office equipment and vehicles
Property, plant and equipment
Operating lease commitments	€ 10	€ 9	€ 8